Schedule of VIE’s Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total current assets	$ 60,880	$ 21,131
Total fixed assets, net	101,936	114,185
Total other non-current assets	3,497	3,663
Total assets:	166,313	138,979
Total current liabilities	10,084	12,561
Total non-current liabilities	55,370	65,047
Total stockholders’ equity	96,540	61,371
Total liabilities and stockholders’ equity:	166,313	$ 138,979
DRYKON MARITIME Corp. [Member]
Total current assets	770
Total fixed assets, net	28,094
Total other non-current assets	800
Total assets:	29,664
Total current liabilities	1,867
Total non-current liabilities	16,999
Total stockholders’ equity	10,798
Total liabilities and stockholders’ equity:	$ 29,664